LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

9.              LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Land use right	—	51,678	8,537
Less: accumulated amortization	—	(948)	(157)

	—	50,730	8,380

The Company’s land use right is related to the payment to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Company plans to develop a Cloud infrastructure.

According to the land use right contract, the Company has a 50-year use right over the land, which is used as the basis for amortization. Amortization expense for land use right for the years ended December 31, 2011, 2012 and 2013 was nil, nil and RMB948,000 (US$157,000), respectively.

As of December 31, 2012 and 2013, the Company has capitalized nil and RMB12,236,000 (US$2,021,000) of costs which were directly attributable to the development of the Cloud infrastructure in the “Cloud infrastructure construction in progress” in the consolidated balance sheets.